Note 14 - Contingently Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interests, Net of Issuance Costs (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Balance	$ 5,196
Accretion to redemption value	158
Balance	$ 5,354